Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Future minimum lease payments

Year ending December 31,
(dollars in thousands)

2013	$61
2014	61
2015	61
2016	61
2017	42
Thereafter	—

Total	$286